Consolidated Statements of Preferred Units and Stockholders' Equity (Deficit) (FY) - USD ($) $ in Thousands	Total	Merger [Member]	Class B Preferred Units [Member]	Preferred Units [Member]	Preferred Units [Member] Class C Preferred Units [Member]	Preferred Units [Member] Class B Preferred Units [Member]	Common Units [Member]	Defaulting Class B Preferred Units [Member] Class B Preferred Units [Member]	Common Stock [Member]	Common Stock [Member] Merger [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Merger [Member]	Accumulated Other Comprehensive Gain (Loss) [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Class B Preferred Units [Member]	Yumanity Holdings LLC [Member]	Yumanity Holdings LLC [Member] Preferred Units [Member]	Yumanity Holdings LLC [Member] Common Units [Member]	Yumanity Holdings LLC [Member] Defaulting Class B Preferred Units [Member]	Yumanity Holdings LLC [Member] Common Stock [Member]	Yumanity Holdings LLC [Member] Additional Paid-in Capital [Member]
Beginning balance at Dec. 31, 2019	$ (91,900)			$ 89,699			$ 5,120							$ (97,020)
Beginning balance, shares at Dec. 31, 2019				12,391,101			2,163,099
Forfeiture of unvested incentive units, shares							(790)
Stock/equity-based compensation expense	2,266						$ 2,266
Gain on extinguishment of Ordinary Class B preferred units			$ 6,697			$ (6,697)									$ 6,697
Exchange of common stock in connection with the Merger		$ 60,130								$ 3		$ 60,127
Exchange of common stock in connection with the Merger, shares										2,708,537
Fair value of replacement equity	471										$ 471
Reclassification of warrant liability to permanent equity	189										189
Issuance of common stock, net of issuance costs					$ 21,235
Issuance of common stock, net of issuance costs, shares					5,404,588
Exchange of Units, Value																$ 103,949				$ 4	$ 104,233
Exchange of Units, Number																				3,745,983
Exchange of Units, Value																	$ (103,949)		$ (288)
Exchange of Units, Number																	(16,959,370)		(836,319)
Exchange of Units, Number						(836,319)		836,319										(2,162,309)		2,278,450
Exchange of Units, Value			288			$ (288)		$ 288										$ (7,386)		$ 2	$ 7,384
Private placement of common stock, net of issuance costs of $1,996	31,604								$ 1		31,603
Private placement of common stock, net of issuance costs of $1,996, shares									1,460,861
Net loss	(57,487)													(57,487)
Ending balance at Dec. 31, 2020	56,207								$ 10		204,007		$ 0	(147,810)
Ending balance, shares at Dec. 31, 2020									10,193,831
Stock/equity-based compensation expense	1,407										1,407
Net loss	(8,682)													(8,682)
Ending balance at Mar. 31, 2021	48,932								$ 10		205,414		0	(156,492)
Ending balance, shares at Mar. 31, 2021									10,193,831
Beginning balance at Dec. 31, 2020	56,207								$ 10		204,007		0	(147,810)
Beginning balance, shares at Dec. 31, 2020									10,193,831
Net loss	(19,136)
Ending balance at Jun. 30, 2021	41,107								$ 10		208,043		0	(166,946)
Ending balance, shares at Jun. 30, 2021									10,282,046
Beginning balance at Dec. 31, 2020	56,207								$ 10		204,007		0	(147,810)
Beginning balance, shares at Dec. 31, 2020									10,193,831
Stock/equity-based compensation expense	$ 5,290										5,290
Exercises of common stock options, shares	9,241								9,241
Exercises of common stock options	$ 84										84
Vesting of restricted stock unit, shares									23,146
Issuance of restricted stock awards									$ 1		(1)
Issuance of restricted stock awards, shares									305,663
Gain on extinguishment of Ordinary Class B preferred units			$ 0
Issuance of common stock, net of issuance costs	1,419										1,419
Issuance of common stock, net of issuance costs, shares									112,833
Net loss	(39,503)													(39,503)
Ending balance at Dec. 31, 2021	23,497								$ 11		210,799		0	(187,313)
Ending balance, shares at Dec. 31, 2021									10,644,714
Beginning balance at Mar. 31, 2021	48,932								$ 10		205,414		0	(156,492)
Beginning balance, shares at Mar. 31, 2021									10,193,831
Stock/equity-based compensation expense	1,259										1,259
Exercises of common stock options, shares									6,083
Exercises of common stock options	57										57
Issuance of common stock, net of issuance costs	1,313										1,313
Issuance of common stock, net of issuance costs, shares									82,132
Net loss	(10,454)													(10,454)
Ending balance at Jun. 30, 2021	41,107								$ 10		208,043		0	(166,946)
Ending balance, shares at Jun. 30, 2021									10,282,046
Beginning balance at Dec. 31, 2021	23,497								$ 11		210,799		0	(187,313)
Beginning balance, shares at Dec. 31, 2021									10,644,714
Stock/equity-based compensation expense	1,204										1,204
Vesting of restricted stock unit, shares									17,624
Issuance of common stock, net of issuance costs	383										383
Issuance of common stock, net of issuance costs, shares									216,332
Net loss	(13,381)													(13,381)
Ending balance at Mar. 31, 2022	11,703								$ 11		212,386		0	(200,694)
Ending balance, shares at Mar. 31, 2022									10,846,740
Beginning balance at Dec. 31, 2021	$ 23,497								$ 11		210,799		0	(187,313)
Beginning balance, shares at Dec. 31, 2021									10,644,714
Exercises of common stock options, shares	0
Net loss	$ (18,226)
Ending balance at Jun. 30, 2022	7,930								$ 11		213,458		0	(205,539)
Ending balance, shares at Jun. 30, 2022									10,842,945
Beginning balance at Mar. 31, 2022	11,703								$ 11		212,386		0	(200,694)
Beginning balance, shares at Mar. 31, 2022									10,846,740
Stock/equity-based compensation expense	1,072										1,072
Net loss	(4,845)													(4,845)
Ending balance at Jun. 30, 2022	$ 7,930								$ 11		$ 213,458		$ 0	$ (205,539)
Ending balance, shares at Jun. 30, 2022									10,842,945